Significant Accounting Policies - Depreciation and Amortization (Details)	Dec. 31, 2023
Capitalized software | Maximum
Depreciation and amortization
Amortization period	3 years
Other | Minimum
Depreciation and amortization
Amortization period	1 year
Other | Maximum
Depreciation and amortization
Amortization period	20 years
Building | Minimum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	30 years
Building | Maximum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	50 years
Building Improvements | Minimum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	10 years
Building Improvements | Maximum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	20 years
Land Improvements
Depreciation and amortization
Estimated useful lives of certain depreciable assets	20 years
Production, engineering, office and other equipment | Minimum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	2 years
Production, engineering, office and other equipment | Maximum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	20 years
Information technology equipment | Minimum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	1 year 6 months
Information technology equipment | Maximum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	6 years
Leasehold Improvements | Maximum
Depreciation and amortization
Estimated useful lives of certain depreciable assets	25 years